UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LaGrange Capital Administration, L.L.C.
Address: 570 Lexington Avenue
         27th Floor
         New York, New York  10022


Form 13F File Number: 028-11837

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank Johnson
Title:            Sole Member
Phone:            (212) 993-7057


Signature, Place, and Date of Signing:

  /s/ Frank Johnson                  New York, NY                  08/17/2009
 --------------------------          ------------                  ----------
       [Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0
                                           ----------

Form 13F Information Table Entry Total:    65
                                           ----------

Form 13F Information Table Value Total:    74,367
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------                       --------      --------    -------- ---------------------  ----------  --------  ---------------------
                                                                     AMOUNT AND TYPE
                                                                       OF SECURITY
                                                          (000)   ---------------------
NAME OF ISSUER                 TITLE OF       CUSIP       MARKET   SHARES OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                CLASS         NUMBER      VALUE    PRN AMT    PRN  CALL  DESCRETION  MANAGERS   SOLE    SHARED  NONE
-----------------------------  --------     ----------   -------- ----------  ---  ----  ----------  -------- --------- ------  ----

AerCap Holdings NV             SHS           N00985106     2,851    394,908   SH             SOLE              394,908     0    -
Allegiant Travel Co            COM           01748X102     2,846     71,786   SH             SOLE               71,786     0    -
AMR CORP                       COM          '001765106     2,562    637,400   SH             SOLE              637,400     0    -
AVERY DENNISON CORP            COM          '053611109       488     19,000   SH             SOLE               19,000     0    -
Burger King Holdings Inc       COM           121208201     1,454     84,200   SH             SOLE               84,200     0    -
Belo Corp                      COM SER A    '080555105     1,792  1,001,113   SH             SOLE            1,001,113     0    -
BUILDERS FIRSTSOURCE INC       COM           12008R107       101     24,176   SH             SOLE               24,176     0    -
CONTINENTAL AIRLINES INC       CL B          210795308     1,926    217,367   SH             SOLE              217,367     0    -
California Coastal
  Communities Inc              COM NEW       129915203       643    465,616   SH             SOLE              465,616     0    -
CBS CORP                       CL B          124857202     2,014    291,085   SH             SOLE              291,085     0    -
CLEAR CHANNEL OUTDOOR
  HOLDINGS INC                 CL A          18451C109        57     10,700   SH             SOLE               10,700     0    -
Central Garden and Pet Co      CL A NON-VTG  153527205       197     20,000   SH             SOLE               20,000     0    -
CENTRAL EUROPEAN MEDIA
Comcast Corp                   CL A          20030N101       911     63,000   SH             SOLE               63,000     0    -
COOPER COMPANIES INC           COM NEW       216648402        52      2,100   SH             SOLE                2,100     0    -
Coinstar Inc                   COM           19259P300     2,168     81,181   SH             SOLE               81,181     0    -
CTC Media Inc                  COM           12642X106        14      1,156   SH             SOLE                1,156     0    -
Delta Air Lines Inc            COM NEW       247361702     2,615    451,658   SH             SOLE              451,658     0    -
DISH NETWORK CORP              CL A          25470M109       162     10,000   SH             SOLE               10,000     0    -
DOVER MOTORSPORTS INC          COM           260174107       405    284,870   SH             SOLE              284,870     0    -
Eagle Bulk Shipping Inc        COM           Y2187A101       770    163,531   SH             SOLE              163,531     0    -
Callaway Golf Co               COM           131193104       956    188,500   SH             SOLE              188,500     0    -
Fortress Investment Group LLC  CL A          34958B106       999    292,176   SH             SOLE              292,176     0    -
REDDY ICE HOLDINGS INC         COM           75734R105        98     59,335   SH             SOLE               59,335     0    -
StealthGas Inc                 SHS           Y81669106       237     50,975   SH             SOLE               50,975     0    -
General Electric Co            COM           369604103       117     10,000   SH             SOLE               10,000     0    -
Golar LNG Ltd                  SHS           G9456A100        71      8,248   SH             SOLE                8,248     0    -
GREENLIGHT CAPITAL RE LTD      CLASS A       G4095J109        25      1,451   SH             SOLE                1,451     0    -
GameStop Corp                  CL A          36467W109       823     37,400   SH             SOLE               37,400     0    -
General Communication Inc      CL A          369385109        80     11,518   SH             SOLE               11,518     0    -
Hercules Offshore Inc          COM           427093109     2,401    606,324   SH             SOLE              606,324     0    -
Helix Energy Solutions
   Group Inc                   COM           42330P107       313     28,789   SH             SOLE               28,789     0    -
Huntsman Corp                  COM           447011107       252     50,000   SH             SOLE               50,000     0    -
HERTZ GLOBAL HOLDINGS INC      COM           42805T105        12      1,500   SH             SOLE                1,500     0    -
Ideation Acquisition Corp      COM           451665103       116     15,000   SH             SOLE               15,000     0    -
Intersil Corp                  CL A          46069S109       207     16,500   SH             SOLE               16,500     0    -
JAKKS PACIFIC INC              COM           47012E106     2,407    187,602   SH             SOLE              187,602     0    -
JetBlue Airways Corp           COM           477143101       463    108,413   SH             SOLE              108,413     0    -
Liberty Global Inc             COM SER A     530555101     5,897    371,092   SH             SOLE              371,092     0    -
US AIRWAYS GROUP INC           COM           90341W108     1,991    819,500   SH             SOLE              819,500     0    -
Leap Wireless
  International Inc            COM NEW       521863308     1,223     37,152   SH             SOLE               37,152     0    -
Marchex Inc                    CL B          56624R108        48     14,084   SH             SOLE               14,084     0    -
McMoRan Exploration Co         COM           582411104     2,695    452,153   SH             SOLE              452,153     0    -
MAG Silver Corp                COM           55903Q104       893    194,582   SH             SOLE              194,582     0    -
MAXIM INTEGRATED PRODUCTS INC  COM           57772K101        96      6,100   SH             SOLE                6,100     0    -
NII Holdings Inc               CL B NEW      62913F201     1,704     89,349   SH             SOLE               89,349     0    -
Navios Maritime Holdings Inc   COM           Y62196103     2,829    668,739   SH             SOLE              668,739     0    -
Navios Maritime Partners LP    UNIT LPI      Y62267102       237     23,819   SH             SOLE               23,819     0    -
NVIDIA CORP                    COM           67066G104     2,102    186,222   SH             SOLE              186,222     0    -
Orbcomm Inc                    COM           68555P100       461    262,107   SH             SOLE              262,107     0    -
METROPCS COMMUNICATIONS INC    COM           591708102     2,485    186,700   SH             SOLE              186,700     0    -
CALL CMCSA US 07/09 @ 12.5     COM           20030N101        50        250        CALL      SOLE                  250     0    -
RYANAIR HOLDINGS PLC-SP ADR    SPONSORED
                                  ADR        783513104        28      1,000   SH             SOLE                1,000     0    -
EchoStar Corp                   CL A         278768106     1,392     87,309   SH             SOLE               87,309     0    -
TRONOX INC                      COM CL B     897051207        96  1,282,135   SH             SOLE            1,282,135     0    -
Tesoro Corp                     COM          881609101       649     51,000   SH             SOLE               51,000     0    -
Take-Two Interactive
  Software Inc                  COM          874054109     1,593    168,254   SH             SOLE              168,254     0    -
TEXTRON INC                     COM          883203101        68      7,000   SH             SOLE                7,000     0    -
UAL Corp                        COM NEW      902549807     1,263    395,919   SH             SOLE              395,919     0    -
UNITED RENTALS INC              COM          911363109     1,356    208,886   SH             SOLE              208,886     0    -
UTi Worldwide Inc               ORD          G87210103       304     26,700   SH             SOLE               26,700     0    -
VALASSIS COMMUNICATIONS INC     COM          918866104     5,394    882,797   SH             SOLE              882,797     0    -
Valero Energy Corp              COM          91913Y100     1,164     68,914   SH             SOLE               68,914     0    -
WESTERN REFINING INC            COM          959319104     1,963    278,100   SH             SOLE              278,100     0    -
WORLD ACCEPTANCE CORP           COM          981419104     2,438    122,460   SH             SOLE              122,460     0    -
YRC Worldwide Inc               COM          984249102       344    199,000   SH             SOLE              199,000     0    -
---------------------- ------------------- ------------------ ------------------ ------------------ ------------------ -------------

 Entry Total                65
 Value Total (x 1000)               74,367